TRADING ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
Trading Securities Balance Sheet Reported Amounts Tables [Abstract]
Trading Account Assets Tables [Text Block]

	2011	2012
	(EUR in thousands)
Greek government bonds	259,233	62
Debt securities issued by other governments and public sector entities	219,807	255,923
Greek treasury bills	2,268,222	3,221,845
Foreign treasury bills	24,057	1,662,856
Debt securities issued by Greek financial institutions	44,395	41,538
Debt securities issued by foreign financial institutions	110,026	209,832
Corporate debt securities issued by Greek companies	10,876	17,559
Corporate debt securities issued by foreign companies	5,547	9,119
Equity securities issued by Greek companies	7,767	30,249
Equity securities issued by foreign companies	8,750	7,557
Mutual fund units	5,408	11,984
Total	2,964,088	5,468,524